Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net income	$ 8,824,446	$ 8,397,532
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	930,035	981,691
Provision for loan losses	1,066,167	780,000
Deferred income tax	96,236	(11,359)
Net realized loss on sale of securities AFS	26,490	32,718
Gain on sale of loans	(290,116)	(345,780)
Loss (gain) on sale of bank premises and equipment	30,797	(260,013)
Loss (gain) on sale of OREO	817	2,397
Income from CFS Partners	(588,696)	(514,485)
Amortization of bond premium, net	120,295	128,469
Write down of OREO	95,008	78,447
Proceeds from sales of loans held for sale	14,098,560	14,793,920
Originations of loans held for sale	(13,808,444)	(13,410,853)
Increase (decrease) in taxes payable	522	(23,758)
Increase in interest receivable	(35,712)	(248,923)
Decrease in mortgage servicing rights	65,371	78,338
Decrease in right-of-use assets	236,395	0
Decrease in operating lease liabilities	(227,606)	0
Decrease (increase) in other assets	335,167	(790,320)
Increase in cash surrender value of BOLI	(88,913)	(92,317)
Amortization of limited partnerships	312,106	411,061
Decrease (increase) in unamortized loan costs	1,199	(44,963)
Increase in interest payable	26,204	12,524
Increase in accrued expenses	66,100	149,648
(Decrease) increase in other liabilities	(45,772)	62,805
Net cash provided by operating activities	11,246,656	10,166,779
Investments - AFS
Maturities, calls, pay downs and sales	19,998,076	8,543,078
Purchases	(25,595,329)	(10,093,214)
Proceeds from redemption of restricted equity securities	493,600	1,147,500
Purchases of restricted equity securities	(176,000)	(1,193,300)
Increase in limited partnership contributions payable	184,000	388,750
Investments in limited liability entities	(811,000)	(877,000)
Increase in loans, net	(30,365,217)	(27,835,972)
Capital expenditures net of proceeds from sales of bank premises and equipment	(952,396)	(90,957)
Proceeds from sales of OREO	105,561	335,056
Recoveries of loans charged off	117,842	126,462
Net cash used in investing activities	(37,000,863)	(29,549,597)
Cash Flows from Financing Activities:
Net increase in demand and interest-bearing transaction accounts	9,945,514	50,367,124
Net increase (decrease) in money market and savings accounts	10,239,753	(12,516,729)
Net (decrease) increase in time deposits	(13,980,464)	10,331,190
Net increase in repurchase agreements	2,668,283	1,873,717
Proceeds from long-term borrowings	1,100,000	0
Repayments on long-term borrowings	0	(2,000,000)
Decrease in finance lease obligations	(166,924)	(115,060)
Redemption of preferred stock	(500,000)	(500,000)
Dividends paid on preferred stock	(87,500)	(103,125)
Dividends paid on common stock	(2,837,058)	(2,672,985)
Net cash provided by financing activities	6,381,604	44,664,132
Net (decrease) increase in cash and cash equivalents	(19,372,603)	25,281,314
Cash and cash equivalents:
Beginning	67,934,815	42,653,501
Ending	48,562,212	67,934,815
Supplemental Schedule of Cash Paid During the Period:
Interest	6,116,917	4,472,564
Income taxes, net of refunds	1,381,000	1,365,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized gain (loss) on securities AFS	1,149,451	(472,769)
Loans transferred to OREO	966,738	333,051
Common Shares Dividends Paid:
Dividends declared	3,951,279	3,799,864
Increase in dividends payable attributable to dividends declared	(16,987)	(80,078)
Dividends reinvested	(1,097,234)	(1,046,801)
Total	$ 2,837,058	$ 2,672,985